Related Party Transactions - Additional Information (Details) $ in Millions			1 Months Ended	12 Months Ended
	Jul. 23, 2015 CAD ($) real_estate_developer	Jul. 23, 2015 USD ($) real_estate_developer	Jan. 31, 2009	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of transactions between related parties [line items]
Deposit on anticipated sale of real property	$ 15.0	$ 11,200,000				$ 0	$ 0	$ 11,200,000
Entities with significant influence
Disclosure of transactions between related parties [line items]
Initial term of Services Agreement			1 year
Renewal term of Service Agreement			1 year
Annual fee to be paid for Service Agreement | $						$ 235,000	$ 200,000
Term of agreement termination			30 days
Key management personnel of entity
Disclosure of transactions between related parties [line items]
Number of real estate developers to purchase property | real_estate_developer	3	3
Purchase price of property sold	$ 137.0	$ 109,000,000
Deposit on anticipated sale of real property	$ 15.0	$ 11,200,000
Percentage of interests in the Property Purchaser held by a Privately-held company							30.00%
Percentage of interest held							25.00%
Forecast | Key management personnel of entity
Disclosure of transactions between related parties [line items]
Deposit on anticipated sale of real property				$ 53.5	$ 43,000,000
Mortgages | Forecast | Key management personnel of entity
Disclosure of transactions between related parties [line items]
Deposit on anticipated sale of real property				$ 68.5	$ 55,000,000
Borrowings maturity term, related party transactions				2 years	2 years